Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 12.6	$ 9.6
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation	0.7	0.6
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital leased assets, gross	3.3	3.3
Capital leased assets, accumulated depreciation	2.4	2.4
Capital leased assets, Net	$ 1.7	$ 1.7